Segmented information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Disclosure of geographical areas [text block]
The Company operates in one business segment being the exploration and evaluation of mineral property interests. The Company’s non-current
assets geographically are as follows:

	2018	2017
Canada
Property and equipment	$83	$106
Reclamation deposit and other	12	12
	$95	$118
Other
Property and equipment	4	6
Mineral property interest	-	532
Long-term investments	199	151
	$203	$689